Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 108 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
__XX_ immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates only to the Series in the Registrant’s Class A, Class C, and Class P, Class J, Institutional Class, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5, shares prospectuses dated December 30, 2011, and is filed for the purpose of submitting interactive data files.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 19th day of January, 2012.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	January 19, 2012
R. C. Eucher

/s/ N. M. Everett
	President, Chief Executive	January 19, 2012
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President, Controller and	January 19, 2012
L. A. Rasmussen	Chief Financial Office (Principal
Financial Officer and Controller)

/s/ M. J. Beer
	Executive Vice President	January 19, 2012
M. J. Beer

(E. Ballantine)*
	Director	January 19, 2012
E. Ballantine

(K. Blake)*
	Director	January 19, 2012
K. Blake

(C. Damos)*
	Director	January 19, 2012
C. Damos

(R. W. Gilbert)*
	Director	January 19, 2012
R. W. Gilbert

(M. A. Grimmett)*
	Director	January 19, 2012
M. A. Grimmett

(F. S. Hirsch)*
	Director	January 19, 2012
F. S. Hirsch

(W. C. Kimball)*
	Director	January 19, 2012
W. C. Kimball

(B. A. Lukavsky)*
	Director	January 19, 2012
B. A. Lukavsky

(D. Pavelich)*
	Director	January 19, 2012
D. Pavelich

*By	/s/ M. J. Beer
M. J. Beer
Executive Vice President

*	Pursuant to Powers of Attorney
Previously filed on December 12, 2008

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document